Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Allied Esports Entertainment, Inc.
Entity Central Index Key	0001708341
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2019
Entity Small Business	true
Entity Emerging Growth	true
Entity Ex Transition	false